Exhibit 99.6 Schedule 2

Marketing ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
852	XX		XX	XX	XX	XX	GA	ATR/QM Exempt	Loan Review Complete	03/11/2026	Resolved	92300204908-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
853	XX		XX	XX	XX	XX	GA	ATR/QM Exempt	Loan Review Complete	03/11/2026	Resolved	92300204910-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
853	XX		XX	XX	XX	XX	GA	ATR/QM Exempt	Loan Review Complete	03/11/2026	Resolved	92300204909-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
851	XX		XX	XX	XX	XX	GA	ATR/QM Exempt	Loan Review Complete	03/12/2026	Resolved	92300204906-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
854	XX		XX	XX	XX	XX	AZ	ATR/QM Exempt	Loan Review Complete	03/16/2026	Resolved	11517785851	Credit	Title Insurance Missing or Defective	Title Commitment is missing mortgagee clause. Please provide updated title policy with ISAOA/ATIMA verbiage	20260318: Title uploaded	3/18/2026	20260318: Received Title	03/18/2026		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
865	XX		XX	XX	XX	XX	FL	ATR/QM Exempt	Loan Review Complete	03/17/2026	Resolved	92400202715-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
864	XX		XX	XX	XX	XX	FL	ATR/QM Exempt	Loan Review Complete	03/24/2026	Resolved	92300206584-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
840	XX		XX	XX	XX	XX	AR	ATR/QM Exempt	Loan Review Complete	03/24/2026	Resolved	92010204095-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
860	XX		XX	XX	XX	XX	IN	ATR/QM Exempt	Loan Review Complete	03/27/2026	Resolved	92300205078-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
856	XX		XX	XX	XX	XX	OH	ATR/QM Exempt	Loan Review Complete	03/27/2026	Resolved	11614515847	Credit	Title Insurance Missing or Defective	Lender on Title Insurance does not match Lender on Note and missing mortgagee clause. Please provide updated Title	20260413: Title Uploaded	4/13/2026	20260413: Received Title Insurance	04/13/2026		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
864	XX		XX	XX	XX	XX	CT	ATR/QM Exempt	Loan Review Complete	03/27/2026	Resolved	11616258435	Credit	Deed Missing or Defective	Missing Conveyance Deed from XX to XX	20260402: Deed	4/2/2026	20260402: Deed received	04/02/2026		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
867	XX		XX	XX	XX	XX	TX	ATR/QM Exempt	Loan Review Complete	04/02/2026	Resolved	92400203856-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
857	XX		XX	XX	XX	XX	TX	ATR/QM Exempt	Loan Review Complete	04/03/2026	Resolved	11670033729	Property	Hazard Insurance Missing or Defective	Windstorm and Hail hazard insurance in file is a quote, please provide the finalized insurance policy	20260406: Hazard Insurance policy	4/6/2026	20260406: Hazard Insurance policy	04/06/2026		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
870	XX		XX	XX	XX	XX	MO	ATR/QM Exempt	Loan Review Complete	04/06/2026	Resolved	92400204591-01	Credit	No Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
841	XX		XX	XX	XX	XX	NY	ATR/QM Exempt	Loan Review Complete	04/22/2026	Resolved	92010204509-01	Credit	No Findings	The loan meets all applicable guidelines.						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
844	XX		XX	XX	XX	XX	FL	ATR/QM Exempt	Loan Review Complete	04/29/2026	Resolved	92010204743-01	Credit	No Findings	The loan meets all applicable guidelines.						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
845	XX		XX	XX	XX	XX	FL	ATR/QM Exempt	Loan Review Complete	04/29/2026	Resolved	92010204827-01	Credit	No Findings	The loan meets all applicable guidelines.						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
838	XX		XX	XX	XX	XX	NY	ATR/QM Exempt	Loan Review Complete	05/07/2026	Resolved	11953669180	Credit	Evidence of Primary Residence and Rent-Free Scenario Missing or Defective	Missing VOM for borrower's promary residence: XX	20260508: VOM	5/8/2026	20260511:VOM received	05/11/2026		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
Dropped Loan	XX		XX	XX	XX	XX	CO	ATR/QM Exempt	Loan Review Complete	07/02/2025	Resolved	9505756667	Credit	Background Check Missing or Defective	Missing Background Report for: XX	20250703: Uploaded Fraud	7/3/2025	20250703: Received Fraud	07/03/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
Dropped Loan	XX		XX	XX	XX	XX	CO	ATR/QM Exempt	Loan Review Complete	07/02/2025	Resolved	9505757831	Property	Appraisal Missing or Defective	Missing Appraisal for subject property: XX	20250703: Uploaded Appraisal	7/3/2025	20250703: Received Appraisal	07/03/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
Dropped Loan	XX		XX	XX	XX	XX	CO	ATR/QM Exempt	Loan Review Complete	07/02/2025	Resolved	9505759479	Property	Appraisal Review - Missing	Missing Appraisal Review for subject property: XX	20250703: Uploaded with Appraisal	7/3/2025	20250703: Received appraisal review	07/03/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
866	XX	XX	XX	XX	XX	CT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/13/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.	Document Uploaded.	3/19/2026	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Documentation Provided	03/20/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 56.75% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.75% is less than Guideline CLTV of 75%

																				Qualifying DTI below max allowed. - Calculated DTI of 11.6% is less than Guideline DTI of 50%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
866	XX	XX	XX	XX	XX	CT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/17/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	03/17/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 56.75% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.75% is less than Guideline CLTV of 75%

																				Qualifying DTI below max allowed. - Calculated DTI of 11.6% is less than Guideline DTI of 50%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
866	XX	XX	XX	XX	XX	CT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/17/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	03/17/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 56.75% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.75% is less than Guideline CLTV of 75%

																				Qualifying DTI below max allowed. - Calculated DTI of 11.6% is less than Guideline DTI of 50%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
861	XX	XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/18/2026	Borrower has stable job time - Borrower has 2.18 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 24.71% is less than Guideline DTI of 50%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
861	XX	XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/18/2026	Borrower has stable job time - Borrower has 2.18 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 24.71% is less than Guideline DTI of 50%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
861	XX	XX	XX	XX	XX	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	03/18/2026	Borrower has stable job time - Borrower has 2.18 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 24.71% is less than Guideline DTI of 50%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/20/2026	Resolved	finding-47	Compliance	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Documentation Required: The disbursement date of 03/XX/26 is on or before the cancel by date on the ROR listed as 03/XX/2026. Proof of actual disbursement date is required to resolve or a cure package requires PCCD, LOE, new ROR providing 3 days right to cancel.	Document Uploaded.	3/26/2026	PCCD provided with updated disbursement date; exception resolved; PCCD provided with updated disbursement date; exception resolved	03/27/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.55% is less than Guideline CLTV of 65%

Qualifying DTI below max allowed. - Calculated DTI of 28.26% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.55% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740

																				Borrower has stable job time - Borrower has 6.51 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/20/2026	Resolved	FCOM1852	Compliance	Incorrect rescission model used - RTC form model H-9 used for refinance not with Original Lender or Lender Affiliate	Incorrect rescission model used - RTC form model H9 (Same Creditor) used for refinance not with Original Lender or Lender Affiliate Documentation required to clear exception: Incorrect Right to Cancel form was used. Right to cancel form H-9 (Same Lender) form was used and should have been H-8 (New Lender) form. In order to cure rescission needs to be re-opened with correct form and a PCCD, LOE, and proof of delivery is required.	Document Uploaded.	3/26/2026	Correct RTC form has been provided	03/27/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.55% is less than Guideline CLTV of 65%

Qualifying DTI below max allowed. - Calculated DTI of 28.26% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.55% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740

																				Borrower has stable job time - Borrower has 6.51 years on job.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/20/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.	Document Uploaded.	3/26/2026	Required Affiliated Business Disclosure Documentation Provided	03/27/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.55% is less than Guideline CLTV of 65%

Qualifying DTI below max allowed. - Calculated DTI of 28.26% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.55% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740

																				Borrower has stable job time - Borrower has 6.51 years on job.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/23/2026	Resolved	FCOM1265	Compliance	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form Documentation required: Provide executed Rescission Notice provided to non-borrowing spouse.	Document Uploaded.	3/26/2026	Non-Borrower Title Holder Received Right of Rescission Form	03/27/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.55% is less than Guideline CLTV of 65%

Qualifying DTI below max allowed. - Calculated DTI of 28.26% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.55% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740

																				Borrower has stable job time - Borrower has 6.51 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/20/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	03/24/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.55% is less than Guideline CLTV of 65%

Qualifying DTI below max allowed. - Calculated DTI of 28.26% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.55% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740

																				Borrower has stable job time - Borrower has 6.51 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/20/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	03/24/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.55% is less than Guideline CLTV of 65%

Qualifying DTI below max allowed. - Calculated DTI of 28.26% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 51.55% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740

																				Borrower has stable job time - Borrower has 6.51 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
842	XX		XX	XX	XX	XX	NY	ATR/QM: Exempt	Loan Review Complete	04/03/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	04/06/2026	Borrower has stable job time - Borrower has 9.37 years on job. Qualifying DTI below max allowed. - Calculated DTI of 7.34% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
842	XX		XX	XX	XX	XX	NY	ATR/QM: Exempt	Loan Review Complete	04/03/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	04/06/2026	Borrower has stable job time - Borrower has 9.37 years on job. Qualifying DTI below max allowed. - Calculated DTI of 7.34% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
842	XX		XX	XX	XX	XX	NY	ATR/QM: Exempt	Loan Review Complete	04/03/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/06/2026	Borrower has stable job time - Borrower has 9.37 years on job. Qualifying DTI below max allowed. - Calculated DTI of 7.34% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/03/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required- First e-signed document in the file is dated 02/XX/2026; however, file is missing proof of e-consent dated 02/XX/2026 or before.	Document Uploaded.	4/9/2026	Evidence of eConsent is provided.	04/09/2026	Borrower has stable job time - Borrower has 13.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is greater than Guideline minimum FICO of 700.

																				Qualifying DTI below max allowed. - Calculated DTI of 32.74% is less than Guideline DTI of 50%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	04/06/2026	Borrower has stable job time - Borrower has 13.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is greater than Guideline minimum FICO of 700.

																				Qualifying DTI below max allowed. - Calculated DTI of 32.74% is less than Guideline DTI of 50%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	04/06/2026	Borrower has stable job time - Borrower has 13.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is greater than Guideline minimum FICO of 700.

																				Qualifying DTI below max allowed. - Calculated DTI of 32.74% is less than Guideline DTI of 50%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
846	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/06/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required- First e-signed document in the file is dated 02/XX/2026; however, file is missing proof of e-consent dated 02/XX/2026 or before.	Document Uploaded.	4/9/2026	Evidence of eConsent is provided.	04/09/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 3.78 years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
846	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/06/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 3.78 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/06/2026	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,040.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $1040.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Discount points increased on the CD issued 3/25/2026 without a valid reason issued within 3 business days in the loan file.	Document Uploaded.	4/14/2026	Valid COC provided; exception resolved; Valid COC provided; exception resolved	04/15/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32.34% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 31.26% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 32.34% is less than Guideline LTV of 75%

																				Borrower has stable job time - Borrower has 10.99 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/06/2026	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML compliant	04/15/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32.34% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 31.26% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 32.34% is less than Guideline LTV of 75%

																				Borrower has stable job time - Borrower has 10.99 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/06/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	04/07/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32.34% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 31.26% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 32.34% is less than Guideline LTV of 75%

																				Borrower has stable job time - Borrower has 10.99 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847	XX	XX	XX	XX	XX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/06/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	04/07/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32.34% is less than Guideline CLTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 31.26% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 32.34% is less than Guideline LTV of 75%

																				Borrower has stable job time - Borrower has 10.99 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	04/07/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.52% is less than Guideline CLTV of 65%

Qualifying DTI below max allowed. - Calculated DTI of 31.84% is less than Guideline DTI of 50%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 26.52% is less than Guideline LTV of 65%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	04/07/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.52% is less than Guideline CLTV of 65%

Qualifying DTI below max allowed. - Calculated DTI of 31.84% is less than Guideline DTI of 50%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 26.52% is less than Guideline LTV of 65%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	04/07/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.52% is less than Guideline CLTV of 65%

Qualifying DTI below max allowed. - Calculated DTI of 31.84% is less than Guideline DTI of 50%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 26.52% is less than Guideline LTV of 65%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FCRE5770	Credit	Borrower 1 Credit Report is Missing	Borrower 1 Credit Report is Missing.	Document Uploaded.	4/9/2026	Borrower 1 Credit Report is not missing.; CR provided	05/01/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FCRE5771	Credit	Borrower 2 Credit Report is Missing	Borrower 2 Credit Report is Missing.	Document Uploaded.	4/9/2026	Borrower 2 Credit Report is not missing.; CR provided	05/01/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/08/2026	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified.	Document Uploaded.	4/9/2026	ATR: Current Employment Was Verified.; Resolved previous condition; VVOE provided.	04/10/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/08/2026	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered.	ATR: Reasonable Income or Assets Was Considered.	04/10/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Hazard Insurance Policy is missing from the file.	Document Uploaded.	4/9/2026	Hazard Insurance Policy is fully present; Cert provided.	04/10/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/08/2026	Resolved	FCRE1164	Credit	Flood Insurance Policy Missing	Missing Flood Insurance Policy Flood insurance policy is missing from the file.	Document Uploaded.	4/9/2026	Flood Insurance Policy is fully present; Cert provided	04/10/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/10/2026	Resolved	FCRE1170	Credit	Flood Insurance Expiration Date is before the Disbursement Date	Flood Insurance Expiration Date of 04-XX-2025 is prior to the Disbursement Date of 03-XX-2026	Flood Insurance Expiration Date of 04-XX-2026 is equal to or after the Disbursement Date of 03-XX-2026 Or Flood Insurance Expiration Date Is Not Provided	04/10/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Document Uploaded.	4/9/2026	Third Party Fraud Report is provided; Fraud report provided.	04/10/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/08/2026	Resolved	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of is less than Guideline FICO of 760. Credit Report is missing from the file.	Document Uploaded.	4/9/2026	Audited FICO of 760 is greater than or equal to Guideline FICO of 760; Report provided - Resolved.	04/10/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Satisfactory Verification of Business (ie: CPA letter, etc.) is missing from the file.	Document Uploaded.	4/9/2026	Borrower 1 3rd Party VOE Prior to Close Was Provided; VVOE attached.	04/10/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/08/2026	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines B1's 12 months business bank statements and the Lender's income calculation worksheet is missing from the file.	Document Uploaded.	4/9/2026	Income and Employment Meet Guidelines; Worksheet provided along with statements required.	04/10/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2026	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing	Document Uploaded.	4/9/2026	Title Document is fully Present; Title provided	04/10/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/08/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	04/09/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XX	XX	XX	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/08/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	04/09/2026	Borrower has stable job time - Borrower has 9.65 years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of 21% is less than Guideline DTI of 50% Many pertinent documents are missing from the file to properly validate the qualifying DTI ratios.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
862	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/09/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	04/10/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 43.89% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.89% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 740.

																				Borrower has stable job time - Borrower has 4.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
862	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/10/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	04/10/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 43.89% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.89% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 740.

																				Borrower has stable job time - Borrower has 4.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
862	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/10/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	04/10/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 43.89% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.89% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 740.

																				Borrower has stable job time - Borrower has 4.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/09/2026	Resolved	finding-3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2,472.80) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,508.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required: Refund in the amount of $35.20 ; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $35.20 is due to the decrease from $2508 to $2472.8 for the Lender Credits. The Lender Credits decreased on the initial CD dated 3/10/26. The file did not contain a COC for that date
																Document Uploaded.	4/22/2026	Valid COC provided; exception resolved; Valid COC provided; exception resolved	04/24/2026	Qualifying DTI below max allowed. - Calculated DTI of 44.22% is less than Guideline DTI of 55%	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/10/2026	Resolved	FPRO0936	Property	UCDP Summary Report is Missing	UCDP Summary Report is Missing	Document Uploaded.	4/15/2026	; UCDP with score of 1.8 provided	04/15/2026	Qualifying DTI below max allowed. - Calculated DTI of 44.22% is less than Guideline DTI of 55%	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
859	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	04/13/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 34.72% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.72% is less than Guideline CLTV of 75%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 817 is greater than Guideline minimum FICO of 720.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
859	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	04/13/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 34.72% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.72% is less than Guideline CLTV of 75%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 817 is greater than Guideline minimum FICO of 720.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
859	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	04/13/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 34.72% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.72% is less than Guideline CLTV of 75%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 817 is greater than Guideline minimum FICO of 720.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872	XX		XX	XX	XX	XX	TN	ATR/QM: Exempt	Loan Review Complete	04/10/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	04/13/2026	Qualifying DTI below max allowed. - Calculated DTI of 7.17% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872	XX		XX	XX	XX	XX	TN	ATR/QM: Exempt	Loan Review Complete	04/13/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	04/13/2026	Qualifying DTI below max allowed. - Calculated DTI of 7.17% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872	XX		XX	XX	XX	XX	TN	ATR/QM: Exempt	Loan Review Complete	04/13/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/13/2026	Qualifying DTI below max allowed. - Calculated DTI of 7.17% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/10/2026	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception: The initial CD is missing from the loan file. The earliest CD in the file is dated 03/18/2026 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer 3 business days prior to consummation on 03/18/2026. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	Document Uploaded.	4/15/2026	Initial CD received - exception resolved; Initial CD received - exception resolved	04/15/2026		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/10/2026	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	Documentation required to clear exception: Provide homeownership counseling disclosure that was provided to the consumer within 3-business days of application, 02/17/2026 This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.	Document Uploaded.	4/15/2026	Homeownership Counseling Organizations Disclosure received - exception resolved; Homeownership Counseling Organizations Disclosure received - exception resolved	04/15/2026		C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/10/2026	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $2,695: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery. The exception is tied to the missing Initial LE issued within 3 business days of the application date of 2/17/26, as the earliest available LE is dated 2/24/26.

Please provide the initial LE issued within 3 business days of the application date of 2/17/26.  Additional testing will be completed, once the initial LE is provided.

															This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,695.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	4/15/2026	Initial LE and CD received - exception resolved; Initial LE and CD received - exception resolved	04/15/2026		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/10/2026	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,504.10) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $2,504.10: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery. The exception is tied to the missing Initial LE issued within 3 business days of the application date of 2/17/26, as the earliest available LE is dated 2/XX/26.

Please provide the initial LE issued within 3 business days of the application date of 2/XX/26 and the initial CD within 3 days of consummation 3/XX/26.  Additional testing will be completed, once the initial LE is provided. Also Please provide the SSPL dated within 3 days of the application.

																Document Uploaded.	4/15/2026	Initial LE and CD received - exception resolved; Initial LE and CD received - exception resolved	04/15/2026		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/10/2026	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)	Please provide the initial LE issued within 3 business days of the application date of 2/17/26. Additional testing will be completed, once the initial LE is provided. This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	Document Uploaded.	4/15/2026	Initial LE received - exception resolved; Initial LE received - exception resolved	04/15/2026		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/13/2026		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	04/13/2026		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/17/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing. Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.	Document Uploaded.	4/20/2026	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Documentation Provided.; Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.

 ; Required Affiliated Business Disclosure Missing. Documentation required to clear exception:  Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.

 ; Required Affiliated Business Disclosure Missing. Documentation required to clear exception:  Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.

																			04/21/2026		B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/16/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	04/17/2026		B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/16/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/17/2026		B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	04/14/2026	Borrower has stable job time - Borrower has 7.51 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.36% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/14/2026	Borrower has stable job time - Borrower has 7.51 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.36% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/14/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	04/14/2026	Borrower has stable job time - Borrower has 7.51 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.36% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
839	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FCOM1207	Credit	The Note is Not Executed	The Note is Not Executed Provide executed Note.	Document Uploaded.	4/16/2026	The Note is Executed	04/22/2026	Qualifying DTI below max allowed. - Calculated DTI of 15.11% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.31 years on job.	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
839	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/14/2026	Resolved	FCOM1232	Credit	The Final 1003 is Missing	The Final 1003 is Missing. Executed Initial 1003 in file, provide final 1003 that is also reflecting borrower as a non-permanent resident Alien. Executed Initial 1003 reflects borrower as a permanent residence however evidence provide is a work visa.	Document Uploaded. ; Document Uploaded.	4/17/2026	The Final 1003 is Present; Client provided Final 1003; ; Client provided ROR - Countered - Missing final 1003.	04/17/2026	Qualifying DTI below max allowed. - Calculated DTI of 15.11% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.31 years on job.	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
839	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FCOM1223	Credit	The Deed of Trust is Not Executed	The Deed of Trust is Not Executed Provide executed/notarized Deed of Trust, not contained in loan file.	Document Uploaded.	4/16/2026	The Deed of Trust is Executed; DOT provided	04/17/2026	Qualifying DTI below max allowed. - Calculated DTI of 15.11% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.31 years on job.	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
839	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing Provide PUD Rider, appraisal reflects property is in a PUD.	Document Uploaded.	4/16/2026			Qualifying DTI below max allowed. - Calculated DTI of 15.11% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.31 years on job.	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
839	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/13/2026	Resolved	FCOM1264	Compliance	Right of Rescission is Not Executed	Right of Rescission is Not Executed Documentation required to clear exception: Provide executed Right of Rescission for all borrowers. The Right to Cancel Notice was not signed by the borrower/co-borrower.

																Document Uploaded.	4/16/2026	Right of Rescission is Executed	04/16/2026	Qualifying DTI below max allowed. - Calculated DTI of 15.11% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.31 years on job.	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
839	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/15/2026	Qualifying DTI below max allowed. - Calculated DTI of 15.11% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.31 years on job.	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
839	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/14/2026	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of 80% exceeds Guideline LTV of 75% Lender Exception Request Granted: XX loan amount 80% of appraised value. Lender Comments/Conditions: 3/26 VD Exception request to allow 80% LTV with LA of $XX approved. Lender Compensating Factors: DTI > than 10% below program requirement, High discretionary income, 5 years in current job, VOR Ox30 in 24 months					Qualifying DTI below max allowed. - Calculated DTI of 15.11% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.31 years on job.	D	B	B	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
839	XX		XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/14/2026	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 80% exceeds Guideline HCLTV of 75% Lender Exception Request Granted:XXloan amount 80% of appraised value. Lender Comments/Conditions: 3/26 VD Exception request to allow 80% LTV with LA of $XX approved. Lender Compensating Factors: DTI > than 10% below program requirement, High discretionary income, 5 years in current job, VOR Ox30 in 24 months					Qualifying DTI below max allowed. - Calculated DTI of 15.11% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.31 years on job.	D	B	B	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
839	XX	XX	XX	XX	XX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/14/2026	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 80% exceeds Guideline CLTV of 75% Lender Exception Request Granted: XX loan amount 80% of appraised value. Lender Comments/Conditions: 3/26 VD Exception request to allow 80% LTV with LA of XX approved. Lender Compensating Factors: DTI > than 10% below program requirement, High discretionary income, 5 years in current job, VOR Ox30 in 24 months
																				Qualifying DTI below max allowed. - Calculated DTI of 15.11% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.31 years on job.	D	B	B	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
868	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	finding-3526	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. Without evidence of receipt, it is assumed that the disclosure dated 04/XX/2026 was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, 04/XX/2026. The defect can be cured by providing evidence showing the consumer received the loan estimate at least 4 business days prior to consummation.

																Document Uploaded. ; Document Uploaded.	4/22/2026	Received Final LE receipt date - exception resolved; Attached documentation shows evidence of delivery but doesn't show evidence of receipt. To clear the exception please provide evidence of receipt of LE 04/01/2026.	04/22/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700. Borrower has stable job time - Borrower has 13.26 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
868	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing. Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.

																Document Uploaded. Document was uploaded 4/20. Please advise if not sufficient. Thank you.; Document Uploaded.	4/21/2026	Affiliated business disclosure provided, exception resolved; Required Affiliated Business Disclosure Documentation Provided.; Required Affiliated Business Disclosure Missing.	04/21/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700. Borrower has stable job time - Borrower has 13.26 years on job.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
868	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 03/02/2026, however missing proof of e-consent dated 10/08/202503/02/2026. or before.	Can you please confirm exactly what is needed here? Initial disclosures were esigned on 3/2/26. Why would there be a need for an econsent from 10/8/25? Please advise. Thank you!	4/20/2026	Evidence of eConsent is provided. The eSigned documents consent is missing.	04/21/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700. Borrower has stable job time - Borrower has 13.26 years on job.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
868	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,750.00) exceed the comparable charges ($1,435.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130 Cure Required. Refund in the amount of $171.50; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The 10% tolerance violation in the amount of $171.50 is due to increase from $335.00 to $650.00 for the Mortgage Recording Fee on the CD issued 4/3/2026 without a valid reason.

																Document Uploaded.	4/20/2026	Received corrected PCCD - exception resolved; Received corrected PCCD - exception resolved	04/21/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700. Borrower has stable job time - Borrower has 13.26 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
868	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	04/16/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700. Borrower has stable job time - Borrower has 13.26 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
868	XX		XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/16/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700. Borrower has stable job time - Borrower has 13.26 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/21/2026	Resolved	finding-3526	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. Document Uploaded. Document Uploaded. Document Uploaded. Revised LE receipt date provided; exception resolved Revised LE receipt date provided; exception resolved	Without evidence of receipt, it is assumed that the LE dated 03/XX/2026 was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, 04/XX/2026. The defect can be cured by providing evidence showing the consumer received the loan estimate at least 4 business days prior to consummation
04/22/2026	Borrower has stable job time - Borrower has 26.69 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.42% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 67.42% is less than Guideline LTV of 80%	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
873	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/16/2026	Cured	FCOM1852	Compliance	Incorrect rescission model used - RTC form model H-9 used for refinance not with Original Lender or Lender Affiliate	Incorrect rescission model used - RTC form model H9 (Same Creditor) used for refinance not with Original Lender or Lender Affiliate Documentation required to clear exception: Incorrect Right to Cancel form was used. Right to cancel form H-9 (Same Lender) form was used and should have been H-8 (New Lender) form. In order to cure rescission needs to be re-opened with correct form and a PCCD, LOE, and proof of delivery is required.

Document Uploaded.	4/21/2026	Cure package provided to borrower;	04/22/2026	Borrower has stable job time - Borrower has 26.69 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.42% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 67.42% is less than Guideline LTV of 80%	C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
873	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,375.00) exceed the comparable charges ($2,054.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $115.60, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 10% tolerance violation in the amount of $115.60 is due to increase from $329.00 to $650.00 for the Mortgage Recording Fee increasing on LE 03/27/2026.	Document Uploaded.	4/20/2026	Received corrected PCCD - exception resolved; Received corrected PCCD - exception resolved	04/21/2026	Borrower has stable job time - Borrower has 26.69 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.42% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 67.42% is less than Guideline LTV of 80%	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
873	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date is required, but missing from the file. If borrower waived the 3 day timing requirement, provide an executed appraisal waiver and evidence the appraisal was received the day of close.	Document Uploaded.	4/17/2026	Evidence of appraisal delivery provided.	04/21/2026	Borrower has stable job time - Borrower has 26.69 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.42% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 67.42% is less than Guideline LTV of 80%	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
873	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 03/04/2026, however missing proof of e-consent dated 03/04/2026 or before.	Document Uploaded.	4/20/2026	Evidence of eConsent is provided. The eSigned documents consent is missing.; The eSigned consent disclosure is missing. The eSigned documents consent is missing.	04/21/2026	Borrower has stable job time - Borrower has 26.69 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.42% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 67.42% is less than Guideline LTV of 80%	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
873	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/16/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing. Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.	Document Uploaded.	4/20/2026	Required Affiliated Business Disclosure Documentation Provided.	04/21/2026	Borrower has stable job time - Borrower has 26.69 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.42% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 67.42% is less than Guideline LTV of 80%	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
873	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	04/16/2026	Borrower has stable job time - Borrower has 26.69 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.42% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 67.42% is less than Guideline LTV of 80%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
873	XX	XX	XX	XX	XX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/15/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	04/16/2026	Borrower has stable job time - Borrower has 26.69 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.42% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 67.42% is less than Guideline LTV of 80%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
874	XX		XX	XX	XX	XX	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/16/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded.	4/20/2026	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; ; UCDP with score of 2.8. TPV required. ; Lender uploaded FNMA SSR	04/21/2026	Borrower has stable job time - Borrower has 2.99 years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
874	XX		XX	XX	XX	XX	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/16/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	04/17/2026	Borrower has stable job time - Borrower has 2.99 years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
874	XX		XX	XX	XX	XX	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/16/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	04/17/2026	Borrower has stable job time - Borrower has 2.99 years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849	XX		XX	XX	XX	XX	KY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/17/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	04/20/2026	Borrower has stable job time - Borrower has 3.26 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849	XX		XX	XX	XX	XX	KY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/17/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/20/2026	Borrower has stable job time - Borrower has 3.26 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849	XX		XX	XX	XX	XX	KY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/17/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	04/20/2026	Borrower has stable job time - Borrower has 3.26 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A